Consolidated Statement of Financial Position (Parentheticals)		Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value (in New Shekels per share and Dollars per share) | (per share)
Ordinary shares, authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, issued	[1]	390,949,079	390,949,079	224,087,799
Ordinary shares, outstanding	[1]	390,949,079	390,949,079	224,087,799

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.